Note 9 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Depreciation	$ (1,945,788)	$ (128,868)
LIFO to average cost Section 481(a) adjustment	(301,110)	(602,220)
Total deferred tax liabilities	(2,246,898)	(731,088)
Unrealized derivative loss - OCI	3,564,059
Inventory capitalization	63,468	85,137
Postretirement benefits other than pensions	26,240	24,127
Net operating loss carryforward - State		15,012
Restricted stock award compensation	328,434	200,949
Other	129,121	44,717
Total deferred tax assets	4,111,322	369,942
Net deferred tax asset (liability)	$ 1,864,424
Net deferred tax asset (liability)		$ (361,146)